Right-of-use assets - Schedule of Total Future Lease Payments (Detail) - CLP ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Future Minimum Lease Payments [Line Items]
Future lease payments	$ 1,371,547	$ 2,797,608
Less Than One Year [Member]
Disclosure Of Future Minimum Lease Payments [Line Items]
Future lease payments	$ 1,371,547	$ 2,797,608